Related party transactions - Compensation for key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Salaries and short-term employee benefits	$ 9,234	$ 6,836
Share-based payments	5,299	5,054
Compensation for key management personnel	$ 14,533	$ 11,890